Contents of Significant Accounts - Share-Based Payment - Additional Information (Detail) $ / shares in Units, $ in Millions			1 Months Ended		12 Months Ended
	Sep. 01, 2020 shares	Jun. 10, 2020 shares	Sep. 30, 2020 Right $ / shares shares	Aug. 31, 2018 shares	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($) $ / shares
Treasury stock plan for employees in 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of treasury shares to employees | shares				200,000,000
Grant date quoted market price per share | $ / shares							$ 16.95
Compensation expenses					$ 107	$ 366	$ 696
Treasury stock plan for employees in 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of treasury shares to employees | shares			105,000,000
Grant date quoted market price per share | $ / shares			$ 21.45
Vesting period			1 year
Compensation expenses					348
Restricted stock plan for employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expenses					$ 504
Maximum shares to be issued under compensation plan | shares		233,000,000
Compensation plan description					The Company is authorized to issue restricted stocks in one tranche or in installments, under the custody of trust institution, within one year from the date of receiving the effective registration from the competent authority.
Shares of restricted stock for employees issued | shares	200,000,000
Life of plan	4 years
Eligibility terms to vested restricted stocks					Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by the Company are gradually eligible to the vested restricted stocks at certain percentage and time frame.
Grant date quoted market price per share | $ / shares					$ 21.8
Stock appreciation right plan for employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expenses					$ 80
Life of plan			4 years
Unit of cash-settled stock appreciation right | Right			26,000,000
Stock appreciation right plan for employees description					One unit of stock appreciation right to employees represents a right to the intrinsic value of one common share of UMC.
Liabilities for stock appreciation right recognized					$ 81
Bottom of range [member] | Treasury stock plan for employees in 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							1 year
Top of range [member] | Treasury stock plan for employees in 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							2 years